IBJ Whitehall Bank & trust Company
One State Street
New York, New York 10004
(212)858-2454

RULE 497(j) LETTER


April 12, 2000


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:	Whitehall Funds Trust (the "Trust")
	File Nos. 33-83430 and 811-8738
	CIK No. 929189


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on March 28, 2000.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


/s/ Joseph E. Breslin
Joseph E. Breslin
Sr. Vice President
IBJ Whitehall Bank & Trust Co.